Loans - Summary of Performing Restructurings Loans and Nonperforming Restructurings Loans (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 51,839	$ 142,656
Nonperforming
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 51,839	$ 142,656
# of Loans | Loan	2	2
Professional | Dental
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 51,664	$ 79,500
Professional | Dental | Nonperforming
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 51,664	$ 79,500
# of Loans | Loan	1	1
Professional | Other
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 175	$ 63,156
Professional | Other | Nonperforming
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 175	$ 63,156
# of Loans | Loan	1	1